Bonds Payable - Additional Information (Detail) ¥ in Thousands, $ in Thousands			12 Months Ended
	Sep. 29, 2017 USD ($)	Aug. 17, 2017 CNY (¥)	Dec. 31, 2017 CNY (¥)	Aug. 17, 2017 USD ($)
Debt Instrument [Line Items]
Proceeds from issuance of bonds, net			¥ 1,936,154
Bonds 7% Due 2020
Debt Instrument [Line Items]
Debt instrument, face amount | $	$ 100,000			$ 200,000
Debt instrument, stated rate	7.00%			7.00%
Debt instrument, maturity date	Aug. 17, 2020	Aug. 17, 2020
Debt instrument, frequency of periodic payment		Payable semi-annually in arrears on August 17 and February 17 in each year
Debt instrument, premium price	1.0004
Debt instrument, effective yield	6.98%
Proceeds from issuance of bonds, net		¥ 1,926,419